6. Property, Plant, and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment

The following table sets forth the components of the Company’s property and equipment on December 31, 2020, and December 31, 2019:

	December 31, 2020			December 31, 2019
	Gross Carrying Amount	Accumulated Depreciation	Net Book Value	Gross Carrying Amount	Accumulated Depreciation	Net Book Value

Computers, software, and office equipment	$4,869	$(2,435)	$2,435	$4,757	$(779)	$3,978
Land	–	–	–	143,201	–	143,201
Construction in progress	1,566,316	–	1,566,316	1,540,918	–	1,540,918
Total fixed assets	$1,571,185	$(2,435)	$1,568,751	$1,688,876	$(779)	$1,540,918